Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 65,854	¥ 44,559	¥ 61,193
Gains or losses (realized/ unrealized), included in earnings	929	241	5,594
Gains or losses (realized/ unrealized), included in other comprehensive income	1,283	(1,056)	(131)
Gains or losses (realized/ unrealized), total	2,212	(815)	5,463
Purchases	4,639	17,535	10,075
Sales	(3,368)	(4,659)	(5,760)
Settlements	(3,155)	0	(4,789)
Transfers in and/or out of Level 3 (net)	0	0	0
Ending Balance	66,182	56,620	66,182	¥ 56,620
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	1,137	140	5,532
Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	65,854	44,559
Gains or losses (realized/ unrealized), included in earnings	929	241
Gains or losses (realized/ unrealized), included in other comprehensive income	1,283	(1,056)
Gains or losses (realized/ unrealized), total	2,212	(815)
Purchases	4,639	17,535
Sales	(3,368)	(4,659)
Settlements	(3,155)	0
Transfers in and/or out of Level 3 (net)	0	0
Ending Balance	66,182	56,620	66,182	56,620
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	1,137	140
Investment funds | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			61,193
Gains or losses (realized/ unrealized), included in earnings			5,594
Gains or losses (realized/ unrealized), included in other comprehensive income			(131)
Gains or losses (realized/ unrealized), total			5,463
Purchases			10,075
Sales			(5,760)
Settlements			(4,789)
Transfers in and/or out of Level 3 (net)			0
Ending Balance	66,182		66,182
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			5,532
Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	16,275	743	5,272
Gains or losses (realized/ unrealized), included in earnings	(6,123)	1,021	5,238
Gains or losses (realized/ unrealized), included in other comprehensive income	265	0	(93)
Gains or losses (realized/ unrealized), total	(5,858)	1,021	5,145
Purchases	0	0	0
Sales	0	0	0
Settlements	0	(375)	0
Transfers in and/or out of Level 3 (net)	0	0	0
Ending Balance	10,417	1,389	10,417	1,389
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(6,123)	1,021	5,238
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	11,382	11,121	12,449	15,008
Gains or losses (realized/ unrealized), included in earnings	(2,874)	6,073	(5,355)	480
Gains or losses (realized/ unrealized), included in other comprehensive income	0	0	0	0
Gains or losses (realized/ unrealized), total	(2,874)	6,073	(5,355)	480
Purchases	750	847	2,303	2,800
Sales	0	0	0	0
Settlements	(39)	(239)	(178)	(486)
Transfers in and/or out of Level 3 (net)	0	0	0	0
Ending Balance	9,219	17,802	9,219	17,802
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(2,874)	6,073	(5,355)	480
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			360,198	444,010
Gains or losses (realized/ unrealized), included in earnings			(12,426)	18,993
Gains or losses (realized/ unrealized), included in other comprehensive income			189	422
Gains or losses (realized/ unrealized), total			(12,237)	19,415
Purchases			0	0
Sales			0	0
Settlements			(39,418)	(62,522)
Transfers in and/or out of Level 3 (net)			0	0
Ending Balance	333,017	362,073	333,017	362,073
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			(12,426)	18,993
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	11,382	11,121	12,449	15,008
Gains or losses (realized/ unrealized), included in earnings	(2,874)	6,073	(5,355)	480
Gains or losses (realized/ unrealized), included in other comprehensive income	0	0	0	0
Gains or losses (realized/ unrealized), total	(2,874)	6,073	(5,355)	480
Purchases	750	847	2,303	2,800
Sales	0	0	0	0
Settlements	(39)	(239)	(178)	(486)
Transfers in and/or out of Level 3 (net)	0	0	0	0
Ending Balance	9,219	17,802	9,219	17,802
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(2,874)	6,073	(5,355)	480
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	336,840	405,705	360,198	444,010
Gains or losses (realized/ unrealized), included in earnings	(10,387)	28,247	(12,426)	18,993
Gains or losses (realized/ unrealized), included in other comprehensive income	(94)	534	189	422
Gains or losses (realized/ unrealized), total	(10,481)	28,781	(12,237)	19,415
Purchases	0	0	0	0
Sales	0	0	0	0
Settlements	(14,304)	(14,851)	(39,418)	(62,522)
Transfers in and/or out of Level 3 (net)	0	0	0	0
Ending Balance	333,017	362,073	333,017	362,073
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(10,387)	28,247	(12,426)	18,993
Insurance Contract, Rights and Obligations | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	336,840	405,705
Gains or losses (realized/ unrealized), included in earnings	(10,387)	28,247
Gains or losses (realized/ unrealized), included in other comprehensive income	(94)	534
Gains or losses (realized/ unrealized), total	(10,481)	28,781
Purchases	0	0
Sales	0	0
Settlements	(14,304)	(14,851)
Transfers in and/or out of Level 3 (net)	0	0
Ending Balance	333,017	362,073	333,017	362,073
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(10,387)	28,247
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				120,917
Gains or losses (realized/ unrealized), included in earnings				2,032
Gains or losses (realized/ unrealized), included in other comprehensive income				288
Gains or losses (realized/ unrealized), total				2,320
Purchases				36,231
Sales				(22,186)
Settlements				(24,476)
Transfers in and/or out of Level 3 (net)				(20,101)
Ending Balance		92,705		92,705
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				304
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				3,037
Gains or losses (realized/ unrealized), included in earnings				0
Gains or losses (realized/ unrealized), included in other comprehensive income				5
Gains or losses (realized/ unrealized), total				5
Purchases				0
Sales				0
Settlements				(685)
Transfers in and/or out of Level 3 (net)				0
Ending Balance		2,357		2,357
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				0
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				36,010
Gains or losses (realized/ unrealized), included in earnings				1,034
Gains or losses (realized/ unrealized), included in other comprehensive income				546
Gains or losses (realized/ unrealized), total				1,580
Purchases				1,304
Sales				(6,711)
Settlements				(8,777)
Transfers in and/or out of Level 3 (net)				(23,406)
Ending Balance		0		0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				0
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				81,870
Gains or losses (realized/ unrealized), included in earnings				998
Gains or losses (realized/ unrealized), included in other comprehensive income				(256)
Gains or losses (realized/ unrealized), total				742
Purchases				34,927
Sales				(15,475)
Settlements				(15,014)
Transfers in and/or out of Level 3 (net)				0
Ending Balance		87,050		87,050
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				304
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				0
Gains or losses (realized/ unrealized), included in earnings				0
Gains or losses (realized/ unrealized), included in other comprehensive income				(7)
Gains or losses (realized/ unrealized), total				(7)
Purchases				0
Sales				0
Settlements				0
Transfers in and/or out of Level 3 (net)				3,305
Ending Balance		3,298		3,298
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				0
Other securities | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				37,879
Gains or losses (realized/ unrealized), included in earnings				1,957
Gains or losses (realized/ unrealized), included in other comprehensive income				523
Gains or losses (realized/ unrealized), total				2,480
Purchases				34,613
Sales				(18,352)
Settlements				0
Transfers in and/or out of Level 3 (net)				0
Ending Balance		56,620		56,620
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				1,685
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				37,879
Gains or losses (realized/ unrealized), included in earnings				1,957
Gains or losses (realized/ unrealized), included in other comprehensive income				523
Gains or losses (realized/ unrealized), total				2,480
Purchases				34,613
Sales				(18,352)
Settlements				0
Transfers in and/or out of Level 3 (net)				0
Ending Balance		56,620		56,620
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				1,685
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	16,275	743	5,272	2,291
Gains or losses (realized/ unrealized), included in earnings	(6,123)	1,021	5,238	(1,377)
Gains or losses (realized/ unrealized), included in other comprehensive income	265	0	(93)	0
Gains or losses (realized/ unrealized), total	(5,858)	1,021	5,145	(1,377)
Purchases	0	0	0	1,673
Sales	0	0	0	0
Settlements	0	(375)	0	(1,198)
Transfers in and/or out of Level 3 (net)	0	0	0	0
Ending Balance	10,417	1,389	10,417	1,389
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(6,123)	1,021	5,238	(1,377)
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				2,291
Gains or losses (realized/ unrealized), included in earnings				(1,377)
Gains or losses (realized/ unrealized), included in other comprehensive income				0
Gains or losses (realized/ unrealized), total				(1,377)
Purchases				1,673
Sales				0
Settlements				(1,198)
Transfers in and/or out of Level 3 (net)				0
Ending Balance		1,389		1,389
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period				(1,377)
Available-for-sale Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	87,265	122,548	100,447
Gains or losses (realized/ unrealized), included in earnings	244	882	1,339
Gains or losses (realized/ unrealized), included in other comprehensive income	1,122	(4,450)	(1,023)
Gains or losses (realized/ unrealized), total	1,366	(3,568)	316
Purchases	17,532	3,259	33,606
Sales	(3,293)	(6,188)	(3,425)
Settlements	(1,904)	(3,245)	(26,987)
Transfers in and/or out of Level 3 (net)	0	(20,101)	(2,991)
Ending Balance	100,966	92,705	100,966	92,705
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	141	214	213
Available-for-sale Debt Securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,638	2,547	7,158
Gains or losses (realized/ unrealized), included in earnings	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income	(15)	5	(9)
Gains or losses (realized/ unrealized), total	(15)	5	(9)
Purchases	900	0	900
Sales	0	0	0
Settlements	(307)	(195)	(842)
Transfers in and/or out of Level 3 (net)	0	0	(2,991)
Ending Balance	4,216	2,357	4,216	2,357
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0	0	0
Available-for-sale Debt Securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23,996
Gains or losses (realized/ unrealized), included in earnings		0
Gains or losses (realized/ unrealized), included in other comprehensive income		(590)
Gains or losses (realized/ unrealized), total		(590)
Purchases		0
Sales		0
Settlements		0
Transfers in and/or out of Level 3 (net)		(23,406)
Ending Balance		0		0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		0
Available-for-sale Debt Securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	80,819	96,005	90,401
Gains or losses (realized/ unrealized), included in earnings	244	882	1,339
Gains or losses (realized/ unrealized), included in other comprehensive income	1,094	(3,858)	(977)
Gains or losses (realized/ unrealized), total	1,338	(2,976)	362
Purchases	16,632	3,259	32,706
Sales	(3,293)	(6,188)	(3,425)
Settlements	(1,597)	(3,050)	(26,145)
Transfers in and/or out of Level 3 (net)	0	0	0
Ending Balance	93,899	87,050	93,899	87,050
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	141	214	213
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,808	0	2,888
Gains or losses (realized/ unrealized), included in earnings	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income	43	(7)	(37)
Gains or losses (realized/ unrealized), total	43	(7)	(37)
Purchases	0	0	0
Sales	0	0	0
Settlements	0	0	0
Transfers in and/or out of Level 3 (net)	0	3,305	0
Ending Balance	2,851	3,298	2,851	¥ 3,298
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	¥ 0	¥ 0	¥ 0